Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2019
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners
Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners(1) for the Real Property Account by product for the years ended December 31, 2019, 2018 and 2017 were as follows:

December 31, 2019	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$177,039	$27,081	$—	$—	$204,120
Policy loans	(74,651)	(6,966)	—	—	(81,617)
Policy loan repayments and interest	216,440	8,051	—	—	224,491
Surrenders, withdrawals and death benefits	(333,384)	(28,366)	—	(15,621)	(377,371)
Net transfers from/(to) other subaccounts or fixed rate option	(32,272)	(42,322)	—	—	(74,594)
Miscellaneous transactions	(161)	(27)	—	45	(143)
Administrative and other charges	(148,456)	(29,926)	—	(751)	(179,133)
	$(195,445)	$(72,475)	$—	$(16,327)	$(284,247)

December 31, 2018	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$198,409	$28,735	$—	$—	$227,144
Policy loans	(77,237)	(9,334)	—	—	(86,571)
Policy loan repayments and interest	102,532	22,839	—	—	125,371
Surrenders, withdrawals and death benefits	(250,123)	(74,487)	—	—	(324,610)
Net transfers from/(to) other subaccounts or fixed rate option	(85,925)	(46,787)	—	—	(132,712)
Miscellaneous transactions	(253)	(106)	—	—	(359)
Administrative and other charges	(151,478)	(30,941)	—	(736)	(183,155)
	$(264,075)	$(110,081)	$—	$(736)	$(374,892)

December 31, 2017	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$192,889	$30,893	$—	$—	$223,782
Policy loans	(82,142)	(12,077)	—	—	(94,219)
Policy loan repayments and interest	123,690	13,977	—	—	137,667
Surrenders, withdrawals and death benefits	(347,758)	(80,421)	(44,533)	—	(472,712)
Net transfers from/(to) other subaccounts or fixed rate option	(90,444)	9,472	—	—	(80,972)
Miscellaneous transactions	(327)	(113)	—	—	(440)
Administrative and other charges	(157,031)	(32,658)	—	(515)	(190,204)
	$(361,123)	$(70,927)	$(44,533)	$(515)	$(477,098)

(1) 2017 contract owner transaction amounts were reclassified in 2018 to conform to the current presentation.